Cash and Investments, Non-Marketable Cost Method Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule of Cost-method Investments [Line Items]
Non-marketable cost method investments	$ 1,769	$ 1,270
Cost-method Investments [Member]
Schedule of Cost-method Investments [Line Items]
Other than Temporary Impairment Losses, Investments	130	103	104
Cloudera, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Non-marketable cost method investments	$ 454